Fair Value Measurements - Summary of Plan's Assets Measured at Fair Value on a Recurring Basis (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Investments, at fair value	$ 957,000,119
Investments, at fair value	957,000,119	$ 707,526,594
Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value		777,597,721
Mutual Funds
EBP, Master Trust [Line Items]
Investments, at fair value	785,957,162
Mutual Funds | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value		569,017,347
Money Market Fund
EBP, Master Trust [Line Items]
Investments, at fair value	32,491,794
Money Market Fund | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value		29,916,843
UMB Company Stock
EBP, Master Trust [Line Items]
Investments, at fair value	21,348,783
UMB Company Stock | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value		91,095,797
Collective Investment Trust
EBP, Master Trust [Line Items]
Investments, at fair value	117,202,380
Collective Investment Trust | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value		87,567,734
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual Funds
EBP, Master Trust [Line Items]
Investments, at fair value	785,957,162
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual Funds | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value		569,017,347
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Money Market Fund
EBP, Master Trust [Line Items]
Investments, at fair value	32,491,794
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Money Market Fund | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value		29,916,843
Fair Value, Inputs, Level 1, Level 2, and Level 3 | UMB Company Stock
EBP, Master Trust [Line Items]
Investments, at fair value	21,348,783
Fair Value, Inputs, Level 1, Level 2, and Level 3 | UMB Company Stock | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value		91,095,797
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Total Assets in the Fair Value Hierarchy
EBP, Master Trust [Line Items]
Investments, at fair value	839,797,739
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Total Assets in the Fair Value Hierarchy | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value		690,029,987
Level 1 | Mutual Funds
EBP, Master Trust [Line Items]
Investments, at fair value	785,957,162
Level 1 | Mutual Funds | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value		569,017,347
Level 1 | Money Market Fund
EBP, Master Trust [Line Items]
Investments, at fair value	32,491,794
Level 1 | Money Market Fund | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value		29,916,843
Level 1 | UMB Company Stock
EBP, Master Trust [Line Items]
Investments, at fair value	21,348,783
Level 1 | UMB Company Stock | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value		91,095,797
Level 1 | Total Assets in the Fair Value Hierarchy
EBP, Master Trust [Line Items]
Investments, at fair value	$ 839,797,739
Level 1 | Total Assets in the Fair Value Hierarchy | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value		$ 690,029,987